SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Feb. 11, 2022 USD ($) $ / shares shares	Feb. 10, 2022 $ / shares shares	Feb. 04, 2022 $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Jul. 27, 2022 USD ($)	Nov. 30, 2020 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) Share $ / shares shares	Aug. 31, 2021 USD ($) Share $ / shares shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares								98,952,372	75,271,126	64,095,073	58,575,787
Proceeds from issuance of equity								$ 25,869	$ 27,949	$ 5,705
Payments for share issue costs								$ 1,555	$ 1,546	$ 514
Number of share options granted in share-based payment arrangement | Share								1,273,000	1,596,500
Stock options compensation expense								$ 2,278	$ 2,230
Deferred share unit expense								322	742
Deferred share units share based compensation								483	591
Deferred share units director fees								161	151
Deferred share units, recovery of share-based compensation								475
Deferred share units issued								$ 596,327
Deferred share units fully vested | shares								516,329
Aggregate restricted share units expense								$ 611	675
Restricted share units expense								544	598
Restricted share units expense capitalized								$ 67	$ 77
Restricted share units settled | shares								265,739
Restricted share units issued | shares								369,578
Restricted share units vested | shares								0
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							5,440,186		2,502,790
Equity issuance, price per share | $ / shares							$ 2.21		$ 4.38
Gross proceeds from issuing shares							$ 11,998		$ 10,951
Payments for share issue costs							$ 592		701
At-The-Market-Offering-Sales-Agreement [Member] | BMO Nesbit Burns Inc [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from issuing shares						$ 50,000
At-The-Market-Offering-Sales-Agreement [Member] | BMO Capital Markets [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares								7,923,842
Equity issuance, price per share | $ / shares								$ 2.48
Gross proceeds from issuing shares								$ 19,656
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	3,539,823				1,146,790
Equity issuance, price per share | $ / shares	$ 1.695				$ 2.18
Proceeds from issuance of equity	$ 6,000				$ 2,500
Proportion of entity interest held by another entity	26.00%				31.00%
HCI [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares				1,121,076
Equity issuance, price per share | $ / shares				$ 2.23
Gross proceeds from issuing shares				$ 2,500
Proportion of entity interest held by another entity				31.00%				25.10%
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		4,719,763	7,073,746
Equity issuance, price per share | $ / shares		$ 1.695	$ 1.695
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense								$ 2,103	1,987
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense								$ 175	$ 243